Shareholders’ Equity (Details) - Schedule of movement - $ / shares	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Schedule of movement [Abstract]
Number of options, Outstanding at beginning of period	3,892,714	3,405,188	3,405,188
Outstanding at beginning of period	$ 5.15	$ 4.76	$ 4.75
Number of options, Granted	1,017,001	1,492,700	1,221,200
Weighted average exercise price, Granted	$ 8.49	$ 4.91	$ 3.68
Number of options, Expired	(128,234)	(74,744)	(71,994)
Weighted average exercise price, Expired	$ 7.24	$ 8.6	$ 8.67
Number of options, Exercised	(298,693)	(652,143)	(552,403)
Weighted average exercise price, Exercised	$ 1.62	$ 1	$ 0.31
Number of options, Forfeited	(100,622)	(278,287)	(221,981)
Weighted average exercise price, Forfeited	$ 7.22	$ 7.94	$ 8.13
Number of options, Share options outstanding at end of period	4,382,166	3,892,714	3,780,010
Weighted average exercise price, Share options outstanding at end of period	$ 6.06	$ 5.15	$ 5.06
Number of options, Share options exercisable at end of period	2,680,002	2,161,439	2,127,850
Weighted average exercise price, Share options exercisable at end of period	$ 4.67	$ 4.45	$ 4.2